Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Property and equipment - net	$ 1,082
Current liabilities:
Long-term debt - net	465,712
Commitments and contingencies (Note 15)
Redeemable Senior Preferred Units
Redeemable Preferred Units and noncontrolling interests
Redeemable Preferred Units		218,288
Hoya Intermediate, LLC
Current assets:
Cash and cash equivalents	489,530	285,337
Restricted cash	280	0
Accounts receivable - net	36,124	35,250
Inventory - net	11,773	7,462
Prepaid expenses and other current assets	72,504	80,066
Total current assets	610,211	408,115
Property and equipment - net	1,082	0
Intangible assets - net	78,511	67,024
Goodwill	718,204	683,327
Other non-current assets	787	664
Total Assets	1,408,795	1,159,130
Current liabilities:
Accounts payable	191,201	62,769
Accrued expenses and other current liabilities	281,156	256,134
Deferred revenue	25,139	5,956
Current maturities of long-term debt	0	6,412
Total current liabilities	497,496	331,271
Long-term debt - net	460,132	870,903
Other liabilities	25,834	510
Total long-term liabilities	485,966	871,413
Redeemable Preferred Units and noncontrolling interests
Redeemable noncontrolling interests	1,286,016	0
Shareholders' deficit
Additional paid-in capital	182,091	755,716
Accumulated deficit	(1,042,794)	(1,026,675)
Accumulated other comprehensive loss	0	(822)
Total Shareholders' deficit	(860,683)	(271,781)
Total liabilities, Redeemable Preferred Units and noncontrolling interests, and Shareholders' deficit	1,408,795	1,159,130
Hoya Intermediate, LLC | Redeemable Senior Preferred Units
Redeemable Preferred Units and noncontrolling interests
Redeemable Preferred Units	0	218,288
Hoya Intermediate, LLC | Common Class A [Member]
Shareholders' deficit
Common Stock	8	0
Hoya Intermediate, LLC | Common Class B [Member]
Shareholders' deficit
Common Stock	12	0
Hoya Intermediate, LLC | Redeemable Preferred Units
Redeemable Preferred Units and noncontrolling interests
Redeemable Preferred Units	$ 0	$ 9,939